CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	January 31, 2024

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
COMMUNICATION SERVICES - 2.6%
Entertainment - 2.0%
Endeavor Group Holdings Inc., Class A Shares	1,695,875	$41,972,906
Live Nation Entertainment Inc.	246,159	21,871,227	*

Total Entertainment		63,844,133

Media - 0.6%
Trade Desk Inc., Class A Shares	269,900	18,469,257	*

TOTAL COMMUNICATION SERVICES		82,313,390

CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 0.3%
Fox Factory Holding Corp.	140,675	8,868,152	*

Broadline Retail - 4.4%
Global-e Online Ltd.	624,024	23,569,386	*
MercadoLibre Inc.	65,432	112,007,152	*

Total Broadline Retail		135,576,538

Hotels, Restaurants & Leisure - 0.8%
Expedia Group Inc.	160,536	23,812,305	*

Specialty Retail - 3.2%
Burlington Stores Inc.	202,869	38,778,409	*
Five Below Inc.	95,000	17,048,700	*
Lowe’s Cos. Inc.	212,497	45,227,862

Total Specialty Retail		101,054,971

Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc.	443,612	45,017,746	*

TOTAL CONSUMER DISCRETIONARY		314,329,712

CONSUMER STAPLES - 9.7%
Beverages - 4.2%
Constellation Brands Inc., Class A Shares	244,011	59,802,216
Monster Beverage Corp.	1,287,620	70,844,852	*

Total Beverages		130,647,068

Consumer Staples Distribution & Retail - 4.6%
Casey’s General Stores Inc.	182,005	49,388,877
Performance Food Group Co.	1,299,487	94,446,715	*

Total Consumer Staples Distribution & Retail		143,835,592

Personal Care Products - 0.9%
Coty Inc., Class A Shares	1,531,500	18,500,520	*
Oddity Tech Ltd., Class A Shares	192,708	7,958,841	*

Total Personal Care Products		26,459,361

TOTAL CONSUMER STAPLES		300,942,021

See Notes to Schedule of Investments.

ClearBridge Select Fund 2024 Quarterly Report	1

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2024

SECURITY	SHARES	VALUE
ENERGY - 3.9%
Energy Equipment & Services - 1.1%
Baker Hughes Co.	1,244,094	$35,456,679

Oil, Gas & Consumable Fuels - 2.8%
Chesapeake Energy Corp.	308,090	23,756,820
Pioneer Natural Resources Co.	267,494	61,478,146

Total Oil, Gas & Consumable Fuels		85,234,966

TOTAL ENERGY		120,691,645

FINANCIALS - 4.3%
Capital Markets - 4.1%
CME Group Inc.	201,200	41,415,008
Intercontinental Exchange Inc.	94,600	12,045,418
KKR & Co. Inc.	846,843	73,319,667

Total Capital Markets		126,780,093

Financial Services - 0.2%
Paymentus Holdings Inc., Class A Shares	354,434	5,621,323	*

TOTAL FINANCIALS		132,401,416

HEALTH CARE - 9.7%
Biotechnology - 0.8%
Argenx SE, ADR	40,700	15,486,757	*
Ultragenyx Pharmaceutical Inc.	180,260	7,951,269	*

Total Biotechnology		23,438,026

Health Care Equipment & Supplies - 1.1%
Insulet Corp.	180,313	34,416,342	*

Health Care Providers & Services - 4.6%
HealthEquity Inc.	726,286	54,892,696	*
Progyny Inc.	617,277	23,512,081	*
Surgery Partners Inc.	1,445,374	44,358,528	*
UnitedHealth Group Inc.	40,400	20,674,296

Total Health Care Providers & Services		143,437,601

Health Care Technology - 0.3%
Doximity Inc., Class A Shares	337,938	9,107,429	*

Life Sciences Tools & Services - 2.9%
Charles River Laboratories International Inc.	219,848	47,548,725	*
ICON PLC	161,600	42,156,592	*

Total Life Sciences Tools & Services		89,705,317

TOTAL HEALTH CARE		300,104,715

INDUSTRIALS - 16.2%
Aerospace & Defense - 1.5%
L3Harris Technologies Inc.	227,103	47,332,807

See Notes to Schedule of Investments.

2	ClearBridge Select Fund 2024 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2024

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.8%
GXO Logistics Inc.	458,325	$24,923,713	*

Building Products - 1.5%
Trex Co. Inc.	572,085	46,613,486	*

Commercial Services & Supplies - 4.2%
Copart Inc.	1,760,240	84,561,930	*
Waste Connections Inc.	291,100	45,196,186

Total Commercial Services & Supplies		129,758,116

Construction & Engineering - 2.5%
WillScot Mobile Mini Holdings Corp.	1,643,060	77,716,738	*

Electrical Equipment - 3.2%
nVent Electric PLC	608,833	36,554,333
Shoals Technologies Group Inc., Class A Shares	1,726,752	22,741,324	*
Vertiv Holdings Co., Class A Shares	698,183	39,328,649

Total Electrical Equipment		98,624,306

Ground Transportation - 0.4%
Saia Inc.	24,100	10,858,978	*

Professional Services - 0.4%
Paycor HCM Inc.	590,273	11,469,004	*

Trading Companies & Distributors - 1.7%
H&E Equipment Services Inc.	409,866	22,046,692
MSC Industrial Direct Co. Inc., Class A Shares	317,665	31,347,182

Total Trading Companies & Distributors		53,393,874

TOTAL INDUSTRIALS		500,691,022

INFORMATION TECHNOLOGY - 34.9%
Electronic Equipment, Instruments & Components - 0.1%
Brain Corp.	263,750	1,446,965	*(a)(b)(c)

IT Services - 2.0%
Shopify Inc., Class A Shares	776,969	62,211,908	*

Semiconductors & Semiconductor Equipment - 5.8%
Marvell Technology Inc.	548,586	37,139,272
Monolithic Power Systems Inc.	19,200	11,572,224
NVIDIA Corp.	188,047	115,699,678
ON Semiconductor Corp.	211,833	15,067,681	*

Total Semiconductors & Semiconductor Equipment		179,478,855

Software - 23.5%
Adobe Inc.	78,596	48,555,037	*
Autodesk Inc.	51,900	13,172,739	*
Clear Secure Inc., Class A Shares	297,721	5,665,631
Confluent Inc., Class A Shares	606,528	13,561,966	*

See Notes to Schedule of Investments.

ClearBridge Select Fund 2024 Quarterly Report	3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2024

SECURITY	SHARES	VALUE
Software - (continued)
Databricks Inc., Series H	217,734	$16,003,449	*(a)(b)(c)
Databricks Inc., Series I	89,795	6,599,932	*(a)(b)(c)
Datadog Inc., Class A Shares	131,926	16,416,871	*
DataRobot Inc.	279,847	1,396,759	*(a)(b)(c)
DocuSign Inc.	596,960	36,366,803	*
Everbridge Inc.	452,600	10,120,136	*
Fortinet Inc.	928,172	59,857,812	*
Gitlab Inc., Class A Shares	341,806	24,305,825	*
HubSpot Inc.	106,538	65,094,718	*
Klaviyo Inc.	304,189	7,863,286	*(a)(c)
Klaviyo Inc., Class A Shares	108,370	2,801,364	*
Microsoft Corp.	225,600	89,694,048
Model N Inc.	233,500	6,292,825	*
Palo Alto Networks Inc.	58,500	19,802,835	*
SentinelOne Inc., Class A Shares	932,161	24,981,915	*
ServiceNow Inc.	222,328	170,169,851	*
Sprout Social Inc., Class A Shares	414,211	25,403,561	*
Varonis Systems Inc.	469,010	21,049,169	*
Workday Inc., Class A Shares	152,601	44,417,573	*

Total Software		729,594,105

Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc.	592,944	109,338,874

TOTAL INFORMATION TECHNOLOGY		1,082,070,707

MATERIALS - 2.2%
Chemicals - 0.8%
Ashland Inc.	273,000	25,558,260

Construction Materials - 1.4%
Summit Materials Inc., Class A Shares	1,183,986	42,836,614	*

TOTAL MATERIALS		68,394,874

REAL ESTATE - 3.2%
Real Estate Management & Development - 1.2%
CBRE Group Inc., Class A Shares	443,571	38,284,613	*

Specialized REITs - 2.0%
Lamar Advertising Co., Class A Shares	88,106	9,222,936
SBA Communications Corp.	228,857	51,231,928

Total Specialized REITs		60,454,864

TOTAL REAL ESTATE		98,739,477

TOTAL COMMON STOCKS (Cost - $2,088,873,592)		3,000,678,979

See Notes to Schedule of Investments.

4	ClearBridge Select Fund 2024 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 0.6%
COMMUNICATION SERVICES - 0.6%
Entertainment - 0.6%
Live Nation Entertainment Inc., Senior Notes (Cost - $16,718,880)	3.125%	1/15/29	$16,079,000	$17,779,765

			SHARES
PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—		837,315	1,674,829	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—		225,000	1,259,628	*(a)(b)(c)

TOTAL HEALTH CARE				2,934,457

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Brain Corp.	—		631,998	3,467,218	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $7,467,593)				6,401,675

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
Invesco QQQ Trust Series 1, Put @ $370.000 (Cost - $1,663,821)	3/15/24	6,150	256,436,550	602,700

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,114,723,886)				3,025,463,119

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.181%		36,420,697	36,420,697	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.277%		36,420,697	36,420,697	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $72,841,394)				72,841,394

TOTAL INVESTMENTS - 100.0% (Cost - $2,187,565,280)				3,098,304,513
Other Assets in Excess of Liabilities - 0.0%††				429,492

TOTAL NET ASSETS - 100.0%				$3,098,734,005

See Notes to Schedule of Investments.

ClearBridge Select Fund 2024 Quarterly Report	5

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $36,420,697 and the cost was $36,420,697 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT - (0.2)%
COMMON STOCKS - (0.2)%
INDUSTRIALS - (0.2)%
Professional Services - (0.2)%
Paychex Inc. (Proceeds - $(5,782,132))	(50,600)	$(6,159,538)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Select Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

ClearBridge Select Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8	ClearBridge Select Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Information Technology	$1,048,760,316	$7,863,286	$25,447,105	$1,082,070,707
Other Common Stocks	1,918,608,272	—	—	1,918,608,272
Convertible Bonds & Notes	—	17,779,765	—	17,779,765
Preferred Stocks:
Health Care	—	—	2,934,457	2,934,457
Information Technology	—	—	3,467,218	3,467,218
Purchased Options	602,700	—	—	602,700

Total Long-Term Investments	2,967,971,288	25,643,051	31,848,780	3,025,463,119

Short-Term Investments†	72,841,394	—	—	72,841,394

Total Investments	$3,040,812,682	$25,643,051	$31,848,780	$3,098,304,513

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short	$6,159,538	—	—	$6,159,538

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2023	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Information
Technology	$24,867,737	—	—	$579,368	—
Preferred Stocks:
Health Care	2,504,108	—	—	430,349	—
Information
Technology	2,621,905	—	—	845,313	—

Total	$29,993,750	—	—	$1,855,030	—

ClearBridge Select Fund 2024 Quarterly Report	9

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2024[1]
Common Stocks:
Information
Technology	—	—	—	$25,447,105	$579,368
Preferred Stocks:
Health Care	—	—	—	2,934,457	430,349
Information
Technology	—	—	—	3,467,218	845,313

Total	—	—	—	$31,848,780	$1,855,030

1

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$66,504,392	$54,199,793	54,199,793	$84,283,488	84,283,488

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$669,294	—	$36,420,697

10	ClearBridge Select Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	3/21	$1,152,587	$1,446,965	$5.49	0.05%
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	3,467,218	5.49	0.11
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,990	1,674,829	2.00	0.05
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	5/21	1,822,500	1,259,628	5.60	0.04
Databricks Inc., Series H, Common Shares	217,734	8/21	15,999,994	16,003,449	73.50	0.52
Databricks Inc., Series I, Common Shares	89,795	9/23	6,599,933	6,599,932	73.50	0.21
DataRobot Inc., Common Shares	279,847	10/20	3,677,749	1,396,759	4.99	0.05
Klaviyo Inc., Common Shares	304,189	5/21	10,154,267	7,863,286	25.85	0.25

			$45,052,123	$39,712,066		1.28%

ClearBridge Select Fund 2024 Quarterly Report	11